Pay vs Performance Disclosure - USD ($)		12 Months Ended
		Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Pay vs Performance Disclosure [Table]
Pay vs Performance [Table Text Block]

Pay versus Performance

The following table presents information regarding compensation actually paid to the Company’s CEO and Non-CEO NEOs and certain Company performance metrics. The amount of compensation actually paid is calculated in accordance with Item 402(v) of Regulation S-K which requires disclosure of the relationship between executive pay versus the Company’s financial performance. However, compensation actually paid does not reflect the actual amount earned by or paid to our NEOs during a covered year.

	Summary Compensation Table Total for CEO(1) ($)	Compensation Actually Paid to CEO(2) ($)	Average Summary Compensation Table Total for Non-CEO NEOs(1) ($)	Average Compensation Actually Paid to Non-CEO NEOs(2) ($)	Value of Initial Fixed $100 Investment Based On:		Net Income (in’000) ($)	Core Earnings(4) (in’000) ($)
					Total Shareholder Return ($)	Peer Group Total Shareholder Return(3) ($)
2023	2,933,196	1,775,736	1,436,294	851,319	85.77	99.60	100,013	104,718
2022	3,061,528	2,297,791	1,221,449	904,520	99.15	93.07	142,587	137,961
2021	3,161,351	3,903,652	1,420,768	1,835,010	123.13	136.64	106,060	111,165
2020	2,962,985	2,250,728	1,207,732	897,731	75.89	91.29	61,212	72,186

(1)	Mr. Maher was the CEO for the time period indicated. For 2023, the non-CEO NEO group consisted of Messrs. Barrett, Lebel, and Tsimbinos and Ms. Estep. For 2022, the non-CEO NEO group consisted of Messrs. Barrett, Lebel, and Tsimbinos, Ms. Estep, and Michael Fitzpatrick, former Chief Financial Officer of the Bank and the Company. For 2021, the non-CEO NEO group consisted of Messrs. Fitzpatrick, Lebel, and Tsimbinos and Ms. Estep. For 2020, the non-CEO NEO group consisted of Messrs. Fitzpatrick, Lebel, and Tsimbinos, and Grace Vallacchi, former Chief Risk Officer of the Bank and the Company.

(2)	Following is a reconciliation of Total Compensation in the Summary Compensation Table to Compensation Actually Paid for the CEO and Non-CEO NEOs for 2023. There were no valuation assumptions that differ materially from those utilized and disclosed at the time of grant.

	2023
	Compensation Actually Paid to CEO ($)	Average Compensation Actually Paid to Non-CEO NEOs ($)
Total Compensation in the Summary Compensation Table	2,933,196	1,436,294
Deduct Amounts Reported in Summary Compensation Table:
Equity Awards	(1,086,601)	(671,586)
Change in Defined Benefit Pension Value	—	—
Other Additions (Deductions) to Arrive at Compensation Actually Paid:
Value of awards granted in the covered year that are outstanding and unvested at year end	602,150	372,165
Change in value of awards granted in a prior year that are outstanding and unvested at year end	(855,141)	(377,359)
Value of awards granted in a prior year that vest in the covered year	182,132	91,806
Fair value of awards forfeited in current fiscal year determined at prior fiscal year	—	—
Aggregate of Pension Service Cost and Prior Service Cost	—	—
Dividend Paid on unvested shares/share units(a)	—	—
Compensation Actually Paid	1,775,736	851,319

(a)	Dividends are paid upon shares vesting and are reflected in the “Total Compensation in the Summary Compensation Table” figure.

(3)	Peer group is the KBW Regional Banking Index used for purposes of Item 201(e) of Regulation S-K.
(4)	Core earnings is a non-GAAP financial measure that excludes merger related expenses, net branchconsolidation expense (benefit), net (gain) loss on equity investments, net loss on sale of investments, Federal Deposit Insurance Corporation special assessment, and the income tax effect of these items. For 2023, 2022, 2021, and 2020, the related GAAP amounts (in ’000s) were $100,013, $142,587, $106,060, and $61,212 respectively.

Company Selected Measure Name		Core Earnings
Named Executive Officers, Footnote [Text Block]
(1)	Mr. Maher was the CEO for the time period indicated. For 2023, the non-CEO NEO group consisted of Messrs. Barrett, Lebel, and Tsimbinos and Ms. Estep. For 2022, the non-CEO NEO group consisted of Messrs. Barrett, Lebel, and Tsimbinos, Ms. Estep, and Michael Fitzpatrick, former Chief Financial Officer of the Bank and the Company. For 2021, the non-CEO NEO group consisted of Messrs. Fitzpatrick, Lebel, and Tsimbinos and Ms. Estep. For 2020, the non-CEO NEO group consisted of Messrs. Fitzpatrick, Lebel, and Tsimbinos, and Grace Vallacchi, former Chief Risk Officer of the Bank and the Company.

Peer Group Issuers, Footnote [Text Block]		Peer group is the KBW Regional Banking Index used for purposes of Item 201(e) of Regulation S-K.
PEO Total Compensation Amount	[1]	$ 2,933,196	$ 3,061,528	$ 3,161,351	$ 2,962,985
PEO Actually Paid Compensation Amount	[2]	$ 1,775,736	2,297,791	3,903,652	2,250,728
Adjustment To PEO Compensation, Footnote [Text Block]

	2023
	Compensation Actually Paid to CEO ($)	Average Compensation Actually Paid to Non-CEO NEOs ($)
Total Compensation in the Summary Compensation Table	2,933,196	1,436,294
Deduct Amounts Reported in Summary Compensation Table:
Equity Awards	(1,086,601)	(671,586)
Change in Defined Benefit Pension Value	—	—
Other Additions (Deductions) to Arrive at Compensation Actually Paid:
Value of awards granted in the covered year that are outstanding and unvested at year end	602,150	372,165
Change in value of awards granted in a prior year that are outstanding and unvested at year end	(855,141)	(377,359)
Value of awards granted in a prior year that vest in the covered year	182,132	91,806
Fair value of awards forfeited in current fiscal year determined at prior fiscal year	—	—
Aggregate of Pension Service Cost and Prior Service Cost	—	—
Dividend Paid on unvested shares/share units(a)	—	—
Compensation Actually Paid	1,775,736	851,319

(a)	Dividends are paid upon shares vesting and are reflected in the “Total Compensation in the Summary Compensation Table” figure.

Non-PEO NEO Average Total Compensation Amount	[1]	$ 1,436,294	1,221,449	1,420,768	1,207,732
Non-PEO NEO Average Compensation Actually Paid Amount	[2]	$ 851,319	904,520	1,835,010	897,731
Adjustment to Non-PEO NEO Compensation Footnote [Text Block]

	2023
	Compensation Actually Paid to CEO ($)	Average Compensation Actually Paid to Non-CEO NEOs ($)
Total Compensation in the Summary Compensation Table	2,933,196	1,436,294
Deduct Amounts Reported in Summary Compensation Table:
Equity Awards	(1,086,601)	(671,586)
Change in Defined Benefit Pension Value	—	—
Other Additions (Deductions) to Arrive at Compensation Actually Paid:
Value of awards granted in the covered year that are outstanding and unvested at year end	602,150	372,165
Change in value of awards granted in a prior year that are outstanding and unvested at year end	(855,141)	(377,359)
Value of awards granted in a prior year that vest in the covered year	182,132	91,806
Fair value of awards forfeited in current fiscal year determined at prior fiscal year	—	—
Aggregate of Pension Service Cost and Prior Service Cost	—	—
Dividend Paid on unvested shares/share units(a)	—	—
Compensation Actually Paid	1,775,736	851,319

(a)	Dividends are paid upon shares vesting and are reflected in the “Total Compensation in the Summary Compensation Table” figure.

Compensation Actually Paid vs. Total Shareholder Return [Text Block]
Compensation Actually Paid vs. Net Income [Text Block]
Compensation Actually Paid vs. Company Selected Measure [Text Block]
Total Shareholder Return Vs Peer Group [Text Block]
Tabular List [Table Text Block]

Company’s Most Important Financial Performance Measures

The following were the most important financial performance measures used to link the NEOs’ compensation actually paid to the Company’s financial performance for the most recently completed fiscal year:

Core Earnings
Core ROA
Core Efficiency Ratio
TSR

Total Shareholder Return Amount		$ 85.77	99.15	123.13	75.89
Peer Group Total Shareholder Return Amount	[3]	99.60	93.07	136.64	91.29
Net Income (Loss) Attributable to Parent		$ 100,013,000	$ 142,587,000	$ 106,060,000	$ 61,212,000
Company Selected Measure Amount	[4]	104,718,000	137,961,000	111,165,000	72,186,000
PEO Name		Mr. Maher	Mr. Maher	Mr. Maher	Mr. Maher
Measure [Axis]: 1
Pay vs Performance Disclosure [Table]
Measure Name		Core Earnings
Non-GAAP Measure Description [Text Block]		Core earnings is a non-GAAP financial measure that excludes merger related expenses, net branchconsolidation expense (benefit), net (gain) loss on equity investments, net loss on sale of investments, Federal Deposit Insurance Corporation special assessment, and the income tax effect of these items. For 2023, 2022, 2021, and 2020, the related GAAP amounts (in ’000s) were $100,013, $142,587, $106,060, and $61,212 respectively.
Measure [Axis]: 2
Pay vs Performance Disclosure [Table]
Measure Name		Core ROA
Measure [Axis]: 3
Pay vs Performance Disclosure [Table]
Measure Name		Core Efficiency Ratio
Measure [Axis]: 4
Pay vs Performance Disclosure [Table]
Measure Name		TSR
PEO [Member] | Equity Awards
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		$ (1,086,601)
PEO [Member] | Change in Defined Benefit Pension Value
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount
PEO [Member] | Value of awards granted in the covered year that are outstanding and unvested at year end
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		602,150
PEO [Member] | Change in value of awards granted in a prior year that are outstanding and unvested at year end
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		(855,141)
PEO [Member] | Value of awards granted in a prior year that vest in the covered year
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		182,132
PEO [Member] | Fair value of awards forfeited in current fiscal year determined at prior fiscal year
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount
PEO [Member] | Aggregate of Pension Service Cost and Prior Service Cost
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount
PEO [Member] | Dividend Paid on unvested shares/share units
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	[5]
Non-PEO NEO [Member] | Equity Awards
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		(671,586)
Non-PEO NEO [Member] | Change in Defined Benefit Pension Value
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount
Non-PEO NEO [Member] | Value of awards granted in the covered year that are outstanding and unvested at year end
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		372,165
Non-PEO NEO [Member] | Change in value of awards granted in a prior year that are outstanding and unvested at year end
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		(377,359)
Non-PEO NEO [Member] | Value of awards granted in a prior year that vest in the covered year
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		91,806
Non-PEO NEO [Member] | Fair value of awards forfeited in current fiscal year determined at prior fiscal year
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount
Non-PEO NEO [Member] | Aggregate of Pension Service Cost and Prior Service Cost
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount
Non-PEO NEO [Member] | Dividend Paid on unvested shares/share units
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	[5]

[1]	Mr. Maher was the CEO for the time period indicated. For 2023, the non-CEO NEO group consisted of Messrs. Barrett, Lebel, and Tsimbinos and Ms. Estep. For 2022, the non-CEO NEO group consisted of Messrs. Barrett, Lebel, and Tsimbinos, Ms. Estep, and Michael Fitzpatrick, former Chief Financial Officer of the Bank and the Company. For 2021, the non-CEO NEO group consisted of Messrs. Fitzpatrick, Lebel, and Tsimbinos and Ms. Estep. For 2020, the non-CEO NEO group consisted of Messrs. Fitzpatrick, Lebel, and Tsimbinos, and Grace Vallacchi, former Chief Risk Officer of the Bank and the Company.
[2]	Following is a reconciliation of Total Compensation in the Summary Compensation Table to Compensation Actually Paid for the CEO and Non-CEO NEOs for 2023. There were no valuation assumptions that differ materially from those utilized and disclosed at the time of grant.
[3]	Peer group is the KBW Regional Banking Index used for purposes of Item 201(e) of Regulation S-K.
[4]	Core earnings is a non-GAAP financial measure that excludes merger related expenses, net branchconsolidation expense (benefit), net (gain) loss on equity investments, net loss on sale of investments, Federal Deposit Insurance Corporation special assessment, and the income tax effect of these items. For 2023, 2022, 2021, and 2020, the related GAAP amounts (in ’000s) were $100,013, $142,587, $106,060, and $61,212 respectively.
[5]	Dividends are paid upon shares vesting and are reflected in the “Total Compensation in the Summary Compensation Table” figure.